Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying consolidated financial statements comprise the financial statements of FoA and its controlled subsidiaries for the Successor year ended December 31, 2022 and nine months ended December 31, 2021 and the financial statements of FoA Equity and its controlled subsidiaries for the Predecessor period from January 1, 2021 to March 31, 2021 and the year ended December 31, 2020. The consolidated financial statements have been prepared in accordance with United States ("U.S.") generally accepted accounting principles ("GAAP") for financial statements and pursuant to the accounting and disclosure rules and regulations of the SEC. In the opinion of management, such financial information reflects all normal and recurring adjustments necessary for a fair presentation of the financial position and the results of operations for such periods in accordance with U.S. GAAP.
On October 12, 2020, the Company, Replay and FoA Equity entered into the Transaction Agreement pursuant to which Replay agreed to combine with FoA Equity in a series of transactions that resulted in the formation of FoA as a publicly traded company on the New York Stock Exchange ("NYSE"), and FoA controlling FoA Equity (collectively, the "Business Combination"). At the Closing on April 1, 2021 (the "Closing Date"), Replay domesticated into a Delaware corporation and FoA was formed. See Note 5 - Acquisitions for additional information.
The consolidated financial statements include the accounts of the Predecessor, prior to the Business Combination, which was determined to be FoA Equity, a limited liability company that was formed in July 2020. Prior to the Business Combination, FoA Equity was a wholly-owned subsidiary of UFG Holdings LLC ("UFG"). FoA Equity owns all of the outstanding equity interests or has a controlling financial interest in FOAF. FAH and Incenter LLC are wholly-owned subsidiaries of FOAF, and are included in the consolidated financial statements along with their consolidated operating lending subsidiaries and operating service subsidiaries. See Note 1 - Organization and Description of Business for additional information.
Liquidity and Going Concern
The Company’s financial statements are prepared in accordance with GAAP assuming the Company will continue to operate as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.
In accordance with Financial Accounting Standards Board, or the FASB, Accounting Standards Update No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40), our management evaluates whether there are conditions or events, considered in aggregate, that raise substantial doubt about our ability to continue as a going concern.
For the year ended December 31, 2022, the Company incurred net losses of approximately $715.5 million, including operational losses in its discontinued previously reported Mortgage Originations, Commercial Originations, and Lender Services segments. Revenues generated for 2022 were negatively impacted by macroeconomic factors including persistent high inflation and increased market interest rates. These factors significantly reduced customer demand and compressed margins in our business segments. The Company also observed significantly widened market spreads for assets that we hold for investment at fair value, which combined with higher interest rates, resulted in negative fair value adjustments. These fair value losses recognized in accordance with U.S. GAAP resulted in the Company using cash during 2022 to pay down or repay certain credit facilities. When evaluated in the aggregate, and before consideration of management’s plans, these conditions raise questions as to our ability to meet our obligations and covenants for the twelve-month and a day period from the date of the issuance of the consolidated financial statements.
In order to address the conditions noted above, Management has taken certain actions and is implementing the following plans and actions that we believe will address the Company’s liquidity needs over at least the twelve-month and a day period from the date of the issuance of the consolidated financial statements:
•Disposal of the Mortgage Origination business was completed as of February 28, 2023. This disposal reduces future operating losses and increases liquidity.
•Sale of operating assets in Commercial Originations closed on March 14, 2023. This sale further reduces future operating losses.
•Sale of the Company’s remaining commercial loan and other related assets, which increases liquidity.
•Extension (executed March 13, 2023) of the Company’s revolving working capital lines of credit through May 15, 2024.
•Acquisition of certain business operations (assets and liabilities) of American Advisors Group, is expected to close at the end of the first quarter of 2023. In connection with the closing of the AAG transaction, the Company will pay cash of $10 million and issue approximately $50 million in FoA Equity LLC units as equity consideration to AAG and further, the Company will issue shares to certain existing equity holders in connection with a committed cash equity raise totaling $30 million. The AAG acquisition is expected to increase operating revenues and net cash attributable to its Retirement Solutions and Portfolio Management business segments. Refer to Note 38 - Subsequent Events for further details related to the acquisition.
•Sale of Boston National Holdings LLC and Agents National Title Holding Company for a cash purchase price of approximately $100 million (approximately $65 million net of cash on hand), which is expected to close in the second quarter of 2023. Refer to Note 38 - Subsequent Events for further details related to the divestiture.
The Company believes management’s plans, as described above, will provide sufficient liquidity to meet the financial obligations and covenants over at least the twelve-month and a day period from the date the consolidated financial statements are issued and that the execution of these plans is probable.
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates regarding loans held for investment, subject to HMBS related obligations, loans held for investment, subject to nonrecourse debt, loans held for investment, loans held for sale, MSR, HMBS related obligations, and nonrecourse debt are particularly subject to change. Actual results may differ from those estimates and assumptions due to factors such as changes in the economy, interest rates, secondary market pricing, prepayment assumptions, home prices or discrete events affecting specific borrowers, and such differences could be material.
Principles of Consolidation
The consolidated financial statements include the accounts of the Company, its controlled subsidiaries and certain variable interest entities where the Company is the primary beneficiary. The Company is deemed to be the primary beneficiary of a variable interest entity ("VIE") when it has both (1) the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and (2) exposure to benefits and/or losses that could potentially be significant to the entity. Assets and liabilities of VIEs and their respective results of operations are consolidated from the date that the Company became the primary beneficiary through the date that the Company ceases to be the primary beneficiary.
Through December 31, 2021, FoA Equity consolidated the accounts of Finance of America Commercial Holdings LLC ("FACo Holdings"), which was a direct subsidiary of FAH and an indirect parent company of FACo. Through the date of the Business Combination, the noncontrolling interests of FACo Holdings met the definition of contingently redeemable financial instruments for which the ability to redeem was outside the control of the consolidating entity. In connection with the closing of the Business Combination disclosed in Note 5 - Acquisitions, FoA caused FAH to exercise its right under the FACo Holdings Agreement to purchase all of the outstanding Class B Units held by Buy to Rent Platform Holdings, L.P. for a redemption price of $203.2 million in satisfaction of the applicable Hurdle Amount under the FACo Holdings Agreement. Effective January 1, 2022, the Company's operating lending subsidiary, FACo, which previously operated as a separate operating lending subsidiary under FAH, merged with FAM, with FAM being the surviving operating lending subsidiary.
Asset Acquisitions and Business Combinations
In accordance with Accounting Standards Codification ("ASC") 805, Business Combinations ("ASC 805"), as of the acquisition date, the Company evaluates acquisitions to determine whether the Company has acquired a business or a group of assets. The evaluation includes a screen test to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. The results of this evaluation impacts whether the Company accounts for an acquisition under business combination or asset acquisition guidance.
If the screen test is met, the acquisition is not considered to be a business, and is instead accounted for as an asset acquisition. Under ASC 805, asset acquisitions are measured following a cost accumulation and allocation model, whereby the costs to acquire the assets, including transaction costs, are accumulated and then allocated to the individual assets and liabilities acquired based upon their estimated fair values. No goodwill or bargain purchase gain is recognized in an asset acquisition.
The Company applies the acquisition method to all transactions and other events in which the entity obtains control over one or more other businesses. Under business combination, assets acquired and liabilities assumed are measured at fair value as of the acquisition date. Liabilities related to contingent consideration are recognized at the acquisition date and re-measured at fair value in each subsequent reporting period. Goodwill is recognized if the consideration transferred exceeds the fair value of the net assets acquired.
Under ASC 805, there is an option to apply push-down accounting, which establishes a new basis for the assets and liabilities of the acquired company based on a “push-down” of the acquirer’s stepped-up basis. The push-down accounting election is made in the reporting period in which the change in control event occurs. FoA elected push-down accounting for the Business Combination and recorded the push-down entries at FoA Equity. Refer to Note 5 - Acquisitions for further information about the Company’s acquisition-related transactions.
On December 6, 2022, the Company entered into an asset purchase agreement with AAG/Bloom. The AAG Transaction closed on March 31, 2023. Refer to Note 38 - Subsequent Events for additional information.
Discontinued Operations and Assets Held for Sale
The Company classifies assets and liabilities as held for sale when management, having the authority to approve the action, commits to a plan to sell the disposal group, the sale is probable within one year, and the disposal group is available for immediate sale in its present condition. We also consider whether an active program to locate a buyer has been initiated, whether the disposal group is marketed actively for sale at a price that is reasonable in relation to its current fair value, and whether actions required to complete the plan indicate it is unlikely significant changes to the plan will be made or the plan will be withdrawn.
In accordance with ASC 205, Presentation of Financial Statements ("ASC 205"), we classify operations as discontinued when they meet all the criteria to be classified as held for sale and when the sale represents a strategic shift that will have a major impact on our financial condition and results of operations. The Company considers a component of the entity that is being exited to be discontinued operations when all operations, including wind-down operations, cease.
VIEs
The Company has been the transferor in connection with securitizations or asset-backed financing arrangements with special purpose entities ("SPE"), in which the Company has continuing involvement with the underlying transferred financial assets. The Company’s continuing involvement includes acting as servicer for the mortgage loans transferred and retaining beneficial interests in the SPE to which the assets were transferred.
The Company evaluates its interests in each SPE for classification as a VIE in accordance with ASC 810-10 Consolidation-Overall. When an SPE meets the definition of a VIE and the Company determines that it is the VIE's primary beneficiary, the Company includes the SPE in its consolidated financial statements.
The beneficial interests held consist of residual securities that were retained at the time of securitization. These beneficial interests may obligate the Company to absorb losses of the VIE that could potentially be significant to the VIE, or affords the Company the right to receive benefits from the VIE that could potentially be significant. In addition, when the Company acts as servicer of the transferred assets, the Company retains the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE. When it is determined that the Company has both the power to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the
VIE, the assets and liabilities of these VIEs are included in the consolidated financial statements of the Company. The Company reassesses its evaluation of an entity as a VIE upon the occurrence of certain reconsideration events as the primary beneficiary determination may change over time as interest in the VIE changes.
The Company elected the fair value option provided for by ASC 825-10, Financial Instruments-Overall. This option was applied for the nonrecourse debt issued by the consolidated VIE.
See Note 4 - Variable Interest Entities and Securitizations for further discussion of VIEs in which the Company is deemed to be the primary beneficiary.
Cash and Cash Equivalents
The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. These investments are with high quality financial, governmental, or corporate institutions and potentially subject the Company to concentrations of credit risk.

	December 31, 2022	December 31, 2021
Cash and cash equivalents	$61,149	$103,778
Restricted cash	179,764	322,091
Cash, cash equivalents, and restricted cash of discontinued operations	36,523	37,772
Total cash, cash equivalents, and restricted cash in statement of cash flows	$277,436	$463,641
Restricted Cash
Restricted cash includes amounts specifically designated to repay debt and provide over-collateralization within warehouse facilities and securitized nonrecourse debt obligations, custodial accounts related to the Company’s portfolio of mortgage loans serviced for investors, and funds deposited from prospective borrowers to cover out-of-pocket expenses incurred by the Company in connection with due diligence activities performed during the loan approval process. Certain funds deposited with the Company may be returned to the borrower at the time the loan funds or if the loan does not close. The Company records a liability for these amounts until the loan has closed or a cost has been incurred.
Loans Held for Investment, Subject to HMBS Related Obligations, at Fair Value
The Company elected the fair value option provided for by ASC 825-10, Financial Instruments-Overall. A home equity conversion mortgage ("HECM") is a reverse mortgage loan available to homeowners aged 62 or older that allows conversion of a portion of the home’s equity into cash. The HECM loan terms do not have a defined maturity date or a scheduled repayment of principal and interest. Interest rates are tied to an index plus a margin that ranges up to three percentage points. Interest compounds over the life of the loan and is not paid by the borrower until the loan is repaid. HECM loans include a monthly mortgage insurance premium ("MIP") that is payable to FHA. The MIP amount is typically calculated as 1.25% of the mortgage balance for loans originated prior to October 2, 2017 and 0.5% for loans originated after October 2, 2017 and accretes to the borrower’s loan balance over the life of the loan. As the issuer, the Company is responsible for remitting the MIP to FHA.
A maturity event will cause the loan to become due and payable. Maturity events include: borrower has passed away and the property is not the principal residence of at least one surviving borrower; borrower has sold or conveyed title of the property to a third party; the property is no longer the principal residence of at least one borrower for reasons other than death; the borrower does not maintain the property as principal residence for a period exceeding 12 months; the borrower fails to pay property taxes and/or insurance and all attempts to rectify the situation have been exhausted; and the property is in disrepair and the borrower has refused or is unable to repair the property.
Once a loan has become due and payable, unsecuritized borrower advances cannot be placed into a Government National Mortgage Association ("Ginnie Mae" or "GNMA") HMBS. Generally, the Company recovers such advances (referred to as unpoolable tails) from borrowers, from proceeds of liquidation of collateral or ultimate disposition of the loan, including conveyance of claims to FHA.
If the loan is not paid within six months of the maturity event, the Company may proceed with foreclosure on the property. A loan may be satisfied by borrower repayment, sales or appraisal-based claim submissions to the U.S. Department of Housing and Urban Development ("HUD"), and/or foreclosure sale proceeds. If the Company sells the property within six months, it may file a sales-based claim with HUD to recover any shortfall between the sales price of the property and the outstanding loan balance. If the property is not sold within six months, the Company may file an appraisal-based claim with HUD to recover any shortfall between the appraised value and the outstanding loan balance. Once the appraisal based claim is paid by HUD, any subsequent expenses or loss in the property’s value exposes the Company to additional losses that may not be eligible to be recouped through the filing of an additional HUD claim.
The Company has determined that HECM loans transferred under the current Ginnie Mae HMBS securitization program do not meet the requirements for sale accounting and are not derecognized upon date of transfer. The Ginnie Mae HMBS securitization program includes certain terms that do not meet the participating interest requirements and require or provide an option for the Company to reacquire the loans prior to maturity. Due to these terms, the transfer of the loans does not meet the requirements of sale accounting. As a result, the Company accounts for HECM loans transferred into HMBS securitizations as secured borrowings and continues to recognize the loans as held for investment, subject to HMBS related obligations, along with the corresponding liability for the HMBS related obligations. No gains or losses are recognized on these transfers of HECM loans into HMBS securitizations.
Loans are considered nonperforming upon events such as, but not limited to, the death of the mortgagor, the mortgagor no longer occupying the property as their principal residence, or the property taxes or insurance not being paid. In addition to having to fund repurchase of these loans out of Ginnie Mae HMBS, the Company also typically earns a lower interest rate and incurs certain non-reimbursable costs during the process of liquidating nonperforming loans. Loans purchased out of Ginnie Mae HMBS are recorded in loans held for investment or loans held for investment, subject to nonrecourse debt, in the Consolidated Statements of Financial Condition at their fair value reflective of proceeds of liquidation of collateral or ultimate disposition of the loan.
Loans held for investment, subject to HMBS related obligations, also include claims receivable that have been submitted to HUD awaiting reimbursement. These amounts are recorded net of amounts the Company does not expect to recover through outstanding claims.
The yield recognized on loans held for investment, subject to HMBS related obligations, and changes in estimated fair value are recorded in net fair value gains on loans and related obligations in the Consolidated Statements of Operations. The yield recognized includes the recognition of interest income based on the stated interest rates of the loans that is expected to be collected through conveyance of loans to FHA, repayment by borrower or through disposition of real estate upon foreclosure.
See Note 6 - Fair Value for further discussion of valuation of loans held for investment, subject to HMBS related obligations.
Loans Held for Investment, Subject to Nonrecourse Debt, at Fair Value
Loans held for investment, subject to nonrecourse debt, at fair value, are loans that were securitized and serve as collateral for the issued nonrecourse debt, including HECM Buyouts, agricultural securitized loans, fix & flip securitized loans, and non-agency reverse mortgages that were securitized into trusts that meet the definition of a VIE and were consolidated or did not qualify for true sale accounting. The Company has determined that it has both the power to direct the activities that most significantly impact the economic performance of the VIE, and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The Company has elected the fair value option for all loans held for investment and determines the fair value, on a recurring basis, based on discounted cash flow ("DCF") models. The difference between the cost basis of newly originated or acquired loans, and their estimated fair value is recognized in net fair value gains on loans and related obligations in the Consolidated Statements of Operations. See Note 6 - Fair Value for further discussion of valuation of loans held for investment, subject to nonrecourse debt.
The yield recognized on loans held for investment, subject to nonrecourse debt, at fair value and changes in estimated fair value are recorded in net fair value gains on loans and related obligations in the Consolidated Statements of Operations. The yield recognized includes the contractual interest income that is expected to be collected based on the stated interest rates of the loans.
Loans Held for Investment, at Fair Value
Loans held for investment, at fair value, consists of certain reverse mortgage and commercial mortgage loans that the Company intends to hold to maturity. The Company has elected the fair value option for all loans held for investment and determines the fair value, on a recurring basis, based on DCF models. These valuations require the use of judgment by the Company and changes in assumptions can have a significant impact on the determination of the loan’s fair value. The difference between the cost basis of newly originated or acquired loans, and their estimated fair value is recognized in net fair value gains on loans and related obligations in the Consolidated Statements of Operations. See Note 6 - Fair Value for further discussion of valuation of loans held for investment.
The yield recognized on loans held for investment and changes in estimated fair value are recorded in net fair value gains on loans and related obligations in the Consolidated Statements of Operations. The yield recognized includes the contractual interest income that is expected to be collected based on the stated interest rates of the loans.
Reverse Mortgage Loans
Reverse mortgage loans held for investment consists of originated or purchased HECM and non-agency reverse mortgage loans not yet securitized, unsecuritized tails, and certain HECM purchased out of Ginnie Mae HMBS, which the Company intends to hold to maturity.
HECM loans and tails that have not yet been securitized into HMBS consist primarily of newly-issued HECM that the Company has either originated or purchased, subsequent borrower draws, and amounts paid by the Company on the borrower's behalf for MIP that have not yet been transferred to a Ginnie Mae securitization.
Non-agency reverse mortgage loans are typically designated for homeowners aged 62 or older, with higher priced homes. However, certain non-agency reverse mortgage loan products are designated for homeowners aged 55 or older. The minimum home value is $400 thousand and the maximum loan amount is $4 million. Non-agency reverse mortgage loans are not insured by the FHA and will not be placed into a Ginnie Mae HMBS; however, the Company may transfer or pledge these assets as collateral for securitized nonrecourse debt obligations.
The Company, as an issuer of HMBS, is required to repurchase reverse loans out of the Ginnie Mae securitization pools once the outstanding principal balance of the related HECM is equal to or greater than 98% of the maximum claim amount ("MCA") (referred to as HECM Buyouts). Performing repurchased loans are conveyed to HUD and payment is received from HUD typically within 75 days of repurchase. Nonperforming repurchased loans are generally liquidated through foreclosure, subsequent sale of the real estate owned, and claim submissions to HUD.
Loans are considered nonperforming upon events such as, but not limited to, the death of the mortgagor, the mortgagor no longer occupying the property as their principal residence, or the property taxes or insurance not being paid. In addition to having to fund these repurchases, the Company also typically earns a lower interest rate and incurs certain non-reimbursable costs during the process of liquidating nonperforming loans. Loans purchased out of Ginnie Mae HMBS are recorded in the Consolidated Statements of Financial Condition at their fair value reflective of proceeds of liquidation of collateral or ultimate disposition of the loan.
Reverse mortgage loans also include claims receivable that have been submitted to HUD awaiting reimbursement. These amounts are recorded net of amounts the Company does not expect to recover through outstanding claims.
Loan origination fees represent an up-front fee charged to a borrower for processing the HECM or non-agency reverse mortgage application and are recorded in fee income in the Consolidated Statements of Operations as they are received when a loan is successfully funded. Costs to originate loans are recognized as incurred and recorded in general and administrative expenses in the Consolidated Statements of Operations.
Certain HECM and non-agency reverse mortgage loans originated or acquired by the Company include broker compensation or correspondent fees. These premiums are remitted to the mortgage broker or correspondent lender who acted as the intermediary for the reverse mortgage. Broker compensation and correspondent fees are recorded on a net basis in net fair value gains on loans and related obligations and therefore are not separately presented in the Consolidated Statements of Operations.
Commercial Mortgage Loans
Commercial mortgage loans held for investment primarily consist of short-term loans for real estate investors and agricultural loans for farmers.
Loans Held for Sale, at Fair Value
Loans held for sale, at fair value, represent mortgage loans originated by the Company and held until sold to secondary market investors. The Company primarily originates conventional GSEs, government insured (FHA), and government guaranteed (VA) residential mortgage loans (collectively "residential mortgage loans held for sale") and commercial mortgage loans to owners and investors of single and multi-family residential rental properties ("commercial loans held for sale").
The Company elected the fair value option provided for by ASC 825-10, Financial Instruments-Overall. Loans held for sale are measured at fair value at the time of origination and on a recurring basis thereafter. Gains and losses on loans held for sale are recorded in gain (loss) on sale and other income from loans held for sale, net, in the Consolidated Statements of Operations. The yield recognized includes the contractual interest income that is expected to be collected based on the stated interest rates of the loans.
In connection with the Company's election to measure originated loans held for sale at fair value, any fees recognized in relation to originated loans are recognized as they are received and are included in fee income in the Consolidated Statements of Operations. Direct loan origination costs and fees are expensed when incurred and are included in general and administrative expenses in the Consolidated Statements of Operations.
Residential Mortgage and Home Improvement Loans Held for Sale
Residential mortgage and home improvement loans held for sale are typically warehoused for a period after origination or purchase before sale into the secondary market. Servicing rights are either released upon sale of mortgage loans in the secondary market or retained by the Company. The yield on residential mortgage loans held for sale is recorded in interest income and changes in fair value are recorded in gain (loss) on sale and other income from loans held for sale, net, in the Consolidated Statements of Operations.
Commercial Loans Held for Sale
Commercial loans held for sale are typically warehoused for a period after origination or purchase before sale into the secondary market. The Company estimates fair value by evaluating a variety of market indicators, including recent sales of similar product types and outstanding commitments, calculated on an aggregate basis. The yield recognized on commercial loans held for sale and changes in estimated fair value are recorded in net fair value gains on loans and related obligations in the Consolidated Statements of Operations.
MSR, at Fair Value
MSR represent contractual rights to perform specific administrative functions for the underlying loans including specified mortgage servicing activities, which consist of collecting loan payments, remitting principal and interest payments to investors, managing escrow funds for the payment of mortgage-related expenses such as taxes and insurance, and otherwise administrating the mortgage loan servicing portfolio. MSR are created through the sale of an originated mortgage loan or purchased from third parties. The unpaid principal balance ("UPB") of the loans underlying the MSR is not included in the Consolidated Statements of Financial Condition. For servicing retained in connection with the securitization of reverse mortgage loans accounted for as secured financings, an MSR is not recognized. The fair value of future servicing revenue net of servicing costs related to reverse mortgage loans is included in the fair value of the underlying loan.
The Company follows the fair value measurement method to record the value of MSR in accordance with ASC 860, Transfers and Servicing. Under this method, servicing assets are measured at fair value on a recurring basis with changes in fair value recorded through earnings in the period of the change as a component of fee income in the Consolidated Statements of Operations.
The fair value of the MSR is based upon the present value of the expected future net cash flows related to servicing these loans. For MSR that the Company has current commitments to sell to third parties, the fair value is based on the outstanding commitment price. The Company receives a base servicing fee based on the remaining outstanding principal balances of the loans, which are collected from borrowers on a monthly basis. The Company determines the fair value of the MSR by the use of a DCF model that incorporates prepayment speeds, delinquencies, discount rate, ancillary revenues, and other assumptions (including costs to service) that management believes are consistent with the assumptions other similar market participants use in valuing the MSR.
The primary risk associated with MSR is the potential reduction in fair value as a result of higher than anticipated prepayments due to loan refinancing prompted, in part, by declining interest rates or government intervention. Conversely, these assets generally increase in value in a rising interest rate environment to the extent that prepayments are slower than anticipated. At times, the Company may utilize derivatives as economic hedges to offset changes in the fair value of the MSR resulting from the actual or anticipated changes in prepayments stemming from changing interest rate environments. There is also a risk of valuation decline due to higher than expected increases in default rates, which the Company does not believe can be effectively managed using derivatives.
Derivatives and Hedging Activities
The Company’s principal market exposure is to interest rate risk, specifically long-term U.S. Treasury and mortgage interest rates due to their impact on the fair value of mortgage loans and related commitments.
The Company uses derivative instruments as part of its overall strategy to manage its exposure to market and price risks primarily associated with fluctuations in interest rates. As a matter of policy, the Company does not use derivatives for speculative purposes.
Interest Rate Lock Commitments ("IRLCs")
IRLCs represent an agreement to extend credit to a mortgage loan applicant, whereby the interest rate on the loan is set prior to funding. The IRLC binds the Company (subject to the loan approval process) to lend funds to a potential borrower at the specified rate, regardless of whether interest rates have changed between the commitment date and the loan funding date. As such, outstanding IRLCs are subject to interest rate risk and related price risk during the period from the date of issuance through the date of loan funding, cancellation or expiration. The Company uses mandatory and best efforts commitments to substantially mitigate these risks. Loan commitments generally range between 30 and 90 days; however, the borrower is not obligated to obtain the loan. The Company is subject to fallout risk related to IRLCs, which is realized if approved borrowers choose not to close on the loans within the terms of the IRLCs. Historical commitment-to-closing ratios are considered to estimate the quantity of mortgage loans that will fund within the terms of the IRLCs.
IRLCs that relate to the origination of a mortgage that will be held for sale upon funding are considered derivative instruments under the derivatives and hedging accounting guidance ASC 815, Derivatives and Hedging ("ASC 815"). Loan commitments that are derivatives are recognized at fair value within discontinued operations in derivative assets or payables and other liabilities, with changes in their fair values recorded in gain (loss) on sale and other income from loans held for sale, net, within discontinued operations.
The fair value of the Company’s IRLCs is based upon the estimated fair value of the underlying mortgage loan, adjusted for (i) estimated costs to complete and originate the loan and (ii) the estimated percentage of IRLCs that will result in a closed mortgage loan. The valuation of the Company's IRLCs are based on prices of mortgage-backed securities ("MBS") in the market place and the value of the related mortgage servicing.
Forward Loan Sale Commitments
The Company is subject to interest rate and price risk on its loans held for sale, at fair value, and IRLCs from the date the IRLC is made until the date the loan is sold. Mandatory commitments which fix the forward sales price that will be realized in the secondary market are used to substantially mitigate the interest rate and price risk to the Company.
The Company carefully evaluates all loan sale agreements to determine whether they meet the definition of a derivative under the derivatives and hedging accounting guidance under ASC 815. To mitigate the price risk the Company is exposed to on its outstanding loan commitments, the Company uses “mandatory delivery” forward loan sale commitments to manage the risk of potential interest rate movements and their impact on the value of the underlying mortgage loans. Mandatory delivery contracts that meet the definition of a derivative are accounted for as derivative instruments. Accordingly, forward loan sale commitments are recognized at fair value within discontinued operations in derivative assets or payables and other liabilities with changes in their fair values recorded in gain (loss) on sale and other income from loans held for sale, net, within discontinued operations. The fair value is determined on a recurring basis based on forward prices with dealers in such securities or internally-developed or third party models utilizing observable market inputs.
To Be Announced Securities
To Be Announced Securities ("TBAs") are "forward delivery" securities considered derivative instruments under derivatives and hedging accounting guidance ASC 815. The Company uses TBAs to protect against the price risk inherent in derivative loan commitments. TBAs are valued based on forward dealer marks from the Company's approved counterparties. The Company utilizes internal and third party market pricing services which compile current prices for instruments from market sources, and those prices represent the current executable price. TBAs are recorded at fair value in the Consolidated Statements of Financial Condition in derivative assets and payables and other liabilities, with changes in fair value recorded in gain (loss) on sale and other income from loans held for sale, net, and net fair value gains on loans and related obligations in the Consolidated Statements of Operations.
Best Efforts Commitments
The Company uses best efforts commitments with various investors to mitigate the risk associated with loans held for sale, at fair value, and interest rate lock commitments. The Company is exposed to counterparty risk with its best efforts commitments in the event that the counterparty cannot take delivery of the underlying mortgage loan. Best Efforts Commitments are recorded at fair value within discontinued operations in derivative assets and payables and other liabilities, with changes in fair value recorded in gain (loss) on sale and other income from loans held for sale, net, within discontinued operations.
Forward MBS Commitments
Periodically, the Company uses forward MBS commitments to hedge changes in the value of MSR. MSR are subject to substantial interest rate risk as the mortgage loans underlying the servicing rights permit the borrowers to prepay the loans. The Company may at times enter into economic hedges, which do not qualify as hedges for accounting purposes, including forward contracts to minimize the effects of loss in value of these MSR associated with increased prepayment activity that generally results from declining interest rates. Forward MBS commitments are recorded at fair value in the Consolidated Statements of Financial Condition in derivative assets and payables and other liabilities, with changes in fair value recorded in gain (loss) on sale and other income from loans held for sale, net, in the Consolidated Statements of Operations.
The Company treats forward HMBS purchase and sale commitments that have not settled as derivative instruments. Any changes in fair value are recorded in net fair value gains on loans and related obligations in the Consolidated Statements of Operations. The fair value is determined on a recurring basis based on forward prices with dealers in such securities or internally-developed or third party models utilizing observable market inputs. These forward commitments will be fulfilled with loans not yet securitized and new reverse mortgage loan originations and purchases.
Interest Rate Swaps and Futures Contracts
The Company also enters into interest rate swaps and futures contracts to offset changes in the value of its non-agency reverse mortgage loans, commercial loans and MSR. The Company has not designated its interest rate swaps and futures contracts as hedges for accounting purposes. These interest rate swaps and futures contracts are accounted for as derivatives and recorded at fair value as derivative assets or as a component of payables and other liabilities in the Consolidated Statements of Financial Condition. Realized and unrealized changes in fair value of interest rate swaps and futures contracts are recorded in gain (loss) on sale and other income from loans held for sale, net, and net fair value gains on loans and related obligations in the Consolidated Statements of Operations. Certain of the trade counterparties contain margin call provisions that, upon notice from the counterparty, require us to transfer cash to eliminate any margin deficit. A margin deficit will generally result from any decline in market value of the assets subject to the related hedging transaction. Margin deposits are presented in other assets, net, in the Consolidated Statements of Financial Condition. See Note 13 - Derivative and Risk Management Activities for further discussion of derivative assets and liabilities. The Company does not account for margin deposits as an offset against the reported derivative assets or liabilities.
Fixed Assets and Leasehold Improvements, Net
Fixed assets are depreciated on a straight-line basis over their estimated useful lives. Leasehold improvements are amortized on a straight-line basis over the shorter of the term of the related office lease or the expected useful life of the assets. The Company capitalizes certain costs associated with the acquisition of internal-use software and amortizes the software over its estimated useful life, commencing at the time the software is placed in service. The Company reviews fixed assets and leasehold improvements for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable. Impairment related to fixed assets and leasehold improvements is recorded in impairment of goodwill, intangibles, and other assets in the Consolidated Statements of Operations.
Goodwill
Goodwill is the excess of the purchase price over the fair value of the net assets acquired. Goodwill is not amortized, but is reviewed for impairment annually as of October 1 and monitored for interim triggering events on an ongoing basis. If triggering events occur, which indicate goodwill might be impaired between annual tests, goodwill will be tested when such events occur. In making this assessment, the Company considers a number of factors including, but not limited to, operating results, business plans, economic projections, share price, and anticipated future cash flows. There are inherent uncertainties related to these factors and management’s judgment in applying them to the analysis of goodwill impairment. Changes in economic and operating conditions could result in goodwill impairment in future periods. In testing goodwill for impairment, the Company performs a qualitative assessment of whether it is more likely than not that the fair value of a reporting unit is less than its carrying value including goodwill. If the qualitative assessment determines that it is more likely than not that the fair value of the reporting unit is less than its carrying value including goodwill, the Company will compare the fair value of that reporting unit with its carrying value including goodwill. If the carrying value of a reporting unit exceeds its fair value, goodwill is considered impaired with the impairment loss equal to the amount by which the carrying value of the goodwill exceeds the implied fair value of that goodwill. Impairment related to goodwill is recorded in impairment of goodwill, intangibles, and other assets in the Consolidated Statements of Operations.
Intangible Assets, Net
Intangible assets, net, primarily consist of trade names and broker/customer relationships acquired through various acquisitions and the Business Combination and recorded at their estimated fair value on the date of acquisition. Definite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives. Amortization expense of definite-lived intangibles is included in general and administrative expenses in the Consolidated Statements of Operations. The Company reviews intangible assets for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable. Impairment related to intangible assets is recorded in impairment of goodwill, intangibles, and other assets in the Consolidated Statements of Operations.
Leases
The Company evaluates all leases at inception under ASC 842, Leases ("ASC 842") and classifies the lease as either an operating or a finance lease. The Company currently only has operating leases.
Operating lease right-of-use ("ROU") assets represent the Company’s right to use an underlying asset during the lease term. ROU assets are further adjusted for lease incentives. Operating lease expense is recognized on a straight-line basis over the lease term and is recorded in occupancy, equipment rentals, and other office related expenses in the Consolidated Statements of Operations. The Company recognizes variable lease payments associated with the Company’s leases when the variability is resolved. Variable lease payments are recorded in occupancy, equipment rentals, and other office related expenses in the Consolidated Statements of Operations along with expenses arising from fixed lease payments. The Company reviews ROU assets for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable. Impairment related to ROU assets is recorded in impairment of goodwill, intangibles, and other assets in the Consolidated Statements of Operations. See Note 21 - Leases for more information.
Operating lease liabilities represent the Company’s obligation to make lease payments arising from the terms of the lease. The lease liabilities are initially recognized based on the present value of the remaining lease payments using a discount rate that represents the Company’s incremental borrowing rate as of the lease commencement date. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available as of the lease commencement date in determining the present value of the lease payments. This incremental borrowing rate is the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment and given similar credit risk. The lease term for all of the Company’s leases includes the noncancellable period of the lease plus any additional periods covered by the option to extend (or not to terminate) the lease. The Company includes these options in the lease term when it is reasonably certain of exercising them.
ASC 842 provides for policy elections related to leases with a term of 12 months or less and separation of lease components from non-lease components. The Company elected not to recognize lease assets and lease liabilities for leases with a term of 12 months or less and not to separate lease components from non-lease components.
Other Assets, Net
Other assets, net, consist of ROU assets, receivables, net of allowance, retained bonds, at fair value, government guaranteed receivables, prepaid expenses, servicer advances, net of allowance, investments, loans subject to repurchase from Ginnie Mae, debt securities, deposits, receivable from clearing organization, and other. The components of other assets, net, are detailed in Note 16 - Other Assets, Net.
Debt Securities
Debt securities consists of U.S. government securities, securities backed by collateral pools of non-agency mortgages that are not insured by the FHA, and other debt securities. The Company accounts for debt securities in accordance with ASC 320, Investments-Debt and Equity Securities. The Company determines the classification of securities at purchase. The Company classifies debt securities into held-to-maturity, trading, or available-for-sale categories. Debt securities that management has the ability and intent to hold to maturity are classified as held-to-maturity and, unless elected to be carried at fair value, are carried at amortized cost adjusted for amortization of premiums and accretion of discounts amortized over the contractual term of the securities in a method that approximates the interest method.
The Company has elected to account for certain debt securities at fair value under the fair value option provisions included in ASC 825, Financial Instruments. The election is made on an instrument-by-instrument basis and is irrevocable. Changes in fair value of these securities are included as a component of net fair value gains on loans and related obligations in the Consolidated Statements of Operations.
Receivables, Net of Allowance
Receivables, net of allowance, are represented by amounts due from investors and other parties and are stated at the amounts management expects to collect. If the Company expects to collect less than 100% of the recorded receivable balances, an allowance for doubtful accounts is recorded based on the current expected credit loss methodology which includes a combination of historical experience, aging analysis, information on specific balances and reasonable and supportable forecasts.
Government Guaranteed Receivables, Net
The Company accounts for foreclosed mortgage loans guaranteed by the government as a separate receivable. These amounts are carried at the net amounts the Company expects to receive from the liquidation of the underlying property and any expected claim proceeds from HUD for shortfall on liquidation proceeds.
Outstanding HUD claims associated with HECM loans that are collateral for issued and outstanding HMBS may be retained inside the HMBS while the associated HECM loan remains insured by HUD or a HUD claim is outstanding and the HECM loan has not yet reached 98% of the loan's MCA. Subsequent to reaching 98% of the MCA, the Company must purchase the loan out of the HMBS.
Servicer Advances, Net of Allowance
The Company is required under certain servicing contracts to ensure that property taxes, insurance premiums, foreclosure costs, and various other items are paid in order to preserve the assets being serviced. Generally, the Company recovers such advances from borrowers for reinstated or performing loans, proceeds of liquidation of collateral or ultimate disposition of the loan, credit owners or loan insurers.
Investments
The Company invests in the equity of other companies in the form of common stock, preferred stock or other in-substance equity interests or an investment in a limited liability company. The Company evaluates its outstanding equity investments in other companies to determine whether the Company is able to demonstrate a controlling financial interest or significant influence. For investments in which the Company is able to exercise significant influence, the Company applies the equity method of accounting. If the investment does not meet the criteria for the use of the equity method of accounting, the investment is accounted for at cost unless an election is made to account for it at fair value.
The Company has elected to account for certain of its investments at fair value under the fair value option provisions included in Financial Accounting Standards Board ("FASB") ASC 825, Financial Instruments. See Note 6 - Fair Value for the information regarding the effects of applying the fair value option to the Company's financial instruments in the consolidated financial statements.
Equity securities with a readily determinable fair value are required to be measured at fair value, with changes in fair value recognized through net income. Equity securities without readily determinable fair value are carried at cost, less any impairment, plus or minus changes resulting from observable price changes for identical or similar investments.
Loans Subject to Repurchase from Ginnie Mae
For certain loans that the Company has pooled and securitized with Ginnie Mae, the Company as the issuer has the right to repurchase, with Ginnie Mae's prior authorization, any individual loan in a Ginnie Mae securitization pool if that loan meets certain criteria, including being delinquent greater than 90 days. Once the Company has the right to repurchase a delinquent loan, the Company has effectively regained control over the loan and, under GAAP, must re-recognize the loan in the Consolidated Statements of Financial Condition and establish a corresponding liability regardless of the Company's intention to repurchase the loan.
Receivable from Clearing Organization
The Company clears all of its proprietary and all of its customer transactions from its broker-dealer transactions through another broker-dealer on a fully disclosed basis. Securities transactions are recorded on the trade date as if they had settled. The related amounts receivable and payable for unsettled securities transactions, along with contractual deposits are recorded in other assets, net, in the Consolidated Statements of Financial Condition.
HMBS Related Obligations, at Fair Value
HMBS related obligations, at fair value, represent the secured borrowing associated with the Company’s securitization of HECM loans where the securitization does not meet the criteria for sale accounting treatment. This liability includes the Company’s obligation to repay the secured borrowing from the FHA insured HECM cash flows and the obligations as issuer and servicer of the HECM loans and HMBS.
As an issuer of HMBS, the Company is obligated to service the HECM loan and associated HMBS, which includes funding the repurchase of the HECM loans or pass through of cash due to the holder of the beneficial interests in the Ginnie Mae HMBS upon maturity events and certain funding obligations related to monthly guarantee fees, mortgage insurance proceeds, and partial month interest.
As an issuer, the Company is required to repurchase reverse loans out of the Ginnie Mae securitization pools once the outstanding principal balance of the related HECM is equal to or greater than 98% of the MCA. The Company is also required to pay off the outstanding remaining principal balance of secured borrowings if certain triggering events are reached prior to the 98% of MCA limit, such as death of borrower and completion of foreclosure. Performing repurchased loans are conveyed to HUD and payment is received from HUD typically within 75 days of repurchase. Nonperforming repurchased loans are generally liquidated through foreclosure, subsequent sale of real estate owned, and claim submissions to HUD. Loans are considered nonperforming upon events such as, but not limited to, the death of the mortgagor, the mortgagor no longer occupying the property as their principal residence, or the property taxes or insurance not being paid. The Company relies upon its secured financing facilities (see Note 19 - Other Financing Lines of Credit) and operating cash flows, to the extent necessary, to repurchase loans. The timing and amount of the Company’s obligation to repurchase HECM is uncertain as repurchase is predicated on certain factors such as whether or not a borrower event of default occurs prior to the HECM reaching the mandatory repurchase threshold under which the Company is obligated to repurchase the loan.
Performing repurchased loans are conveyed to HUD and nonperforming repurchased loans are generally liquidated in accordance with program requirements. In addition to having to fund repurchases, the Company may sustain losses during the process of liquidating the loans. The issuer is also required to fund guarantee fees to Ginnie Mae, MIP to the FHA, and is obligated to fund partial month interest resulting from shortfalls in interest received from borrower payoffs to the holders of the HMBS beneficial interests. Estimated cash flows associated with these obligations are included in the HMBS related obligations, at fair value, in the Consolidated Statements of Financial Condition.
The Company has elected to record the HMBS related obligations at fair value. The estimated fair value is generally determined by discounting expected principal, interest, and other servicing or issuer obligation cash flows using an estimated market discount rate that management believes a market participant would consider in determining fair value.
See Note 6 - Fair Value for further discussion of valuation of HMBS related obligations.
The yield on HMBS related obligations along with any changes in fair value are recorded in net fair value gains on loans and related obligations in the Consolidated Statements of Operations. The yield on the HMBS related obligations includes recognition of contractual interest expense based on the stated interest rates of the HMBS beneficial interests.
Nonrecourse Debt, at Fair Value
Nonrecourse debt, at fair value, is debt of consolidated VIE securitization trusts or nonconsolidated funds that provide nonrecourse financing for MSR. The consolidated VIE loans initially transferred to the securitization trust and the MSR designated to nonconsolidated funds serve as collateral for the nonrecourse debt, and the principal and interest cash flows from these loans serve as the sole source of repayment.
The Company has elected to measure the outstanding nonrecourse debt at fair value in the Consolidated Statements of Financial Condition with all changes in fair value recorded to net fair value gains on loans and related obligations in the Consolidated Statements of Operations. The yield on nonrecourse debt and any change in fair value are also recorded in net fair value gains on loans and related obligations in the Consolidated Statements of Operations. The yield recognized includes the contractual interest expense based on the stated interest rates of the debt and amortization of any discount at which the related bonds were issued.
Reverse Mortgage Loans
The Company securitizes certain of its interests in HECM Buyouts and non-agency reverse mortgage loans. The transactions provide investors with the ability to invest in a pool of reverse mortgage loans secured by one-to-four-family residential properties. The transactions provide the Company with access to liquidity for these assets, ongoing servicing fees, and potential residual returns. The securitizations are callable at or following the optional redemption date as defined in the respective indenture agreements.
Commercial Mortgage Loans
The Company issues nonrecourse debt securities secured by mortgage loans made to real estate investors. The transactions provide debt security holders the ability to invest in a pool of loans secured by investment real estate. The Company issues nonrecourse debt securities secured by agricultural loans made to investors. The transactions provide the Company with access to liquidity for the agricultural loans and ongoing management fees.
Nonrecourse MSR Financing Liability
The Company has agreements with third parties and has sold beneficial interests in the servicing fees generated from certain of its originated or acquired MSR. Under these agreements, the Company has agreed to sell to the third parties the right to receive all excess servicing and ancillary fees related to the identified MSR in exchange for an upfront payment equal to the entire purchase price of the acquired or originated MSR.
The Company elected to measure the outstanding financings related to the nonrecourse MSR financing liability at fair value as permitted under ASC 825, Financial Instruments, with all changes in fair value recorded as a charge or credit to fee income in the Consolidated Statements of Operations. The fair value on the nonrecourse MSR financing liability is based on the present value of the future expected discounted cash flows paid to the third parties with the discount rate approximating current market value for similar financial instruments. See Note 33 - Related-Party Transactions for additional information regarding the nonrecourse MSR financing liability.
Other Financing Lines of Credit
Other financing lines of credit principally consists of variable-rate, asset-backed facilities, primarily warehouse lines of credit, to support the origination of mortgage loans and operations of the Company, which provide creditors a collateralized interest in specific mortgage loans and other Company assets that meet the eligibility requirements under the terms of the facility. The source of repayment of the facilities is typically from the sale or securitization of the underlying loans into the secondary mortgage market. The Company evaluates its capacity needs for warehouse facilities and adjusts the amount of available capacity under these facilities in response to the current mortgage environment and origination needs. Interest expense from these financings is recorded in net interest expense in the Consolidated Statements of Operations.
Costs incurred in connection with obtaining financing lines of credit are capitalized to other assets, net, within the Consolidated Statements of Financial Condition and amortized over the term of the related financing as interest expense within the Consolidated Statements of Operations.
Payables and Other Liabilities
Payables and other liabilities consist of accrued compensation expense, accrued liabilities, lease liabilities, deferred purchase price liabilities, Ginnie Mae reverse mortgage buyout payable, derivative liabilities, deferred tax liability, net, estimate of claim losses, repurchase reserves, liability for loans eligible for repurchase from Ginnie Mae, and warrant liability. The components of payables and other liabilities are detailed in Note 20 - Payables and Other Liabilities.
Deferred Purchase Price Liabilities
As a result of business acquisitions, the Company has recorded contingent liabilities based upon expected future payouts. In accordance with ASC 805, the Company measures any contingent consideration related to business combinations at fair value, and adjusts the reported amount each period with the change in fair value recorded in other, net, in the Consolidated Statements of Operations.
Estimate of Claim Losses
The Company offers medical, dental, and other benefits to its employees. Certain of these medical benefit plans are self-funded by the Company, whereby the Company pays actual claims made by its employees. Any employee-paid portion of these benefits are withheld by the individual operating entities and remitted back to the Company on a monthly basis. In addition, the Company has a stop-loss insurance policy in place which reimburses the Company for extraordinary claims. The Company estimates incurred but not reported obligations, including any existing and future claims, related to these self-funded benefits on a quarterly basis. The estimated claims are recorded based upon current and future claims expected to be received. In addition, the Company has engaged a third party actuary to validate the reasonableness of the existing estimated claims.
The Company is occasionally named as a defendant in claims concerning alleged errors or omissions pertaining to the issuance of title policies or the performance of escrow services. The Company assesses pending and threatened claims to determine whether losses are probable and reasonably estimable in accordance with ASC 450, Contingencies. To the extent losses are deemed probable and reasonably estimable, the Company will establish an accrual for those losses based on historical experience and analysis of specific claim attributes, which is included in discontinued operations.
This liability also includes amounts determined on the basis of claim evaluation, estimates for reported losses and estimates for losses incurred but not reported related to the Company's title and settlement services subsidiary. These estimates are continually reviewed and updated. Any adjustments are reflected currently. Accordingly, loss and loss adjustment expenses are charged to income as incurred. Management believes the liability for loss and loss adjustment expenses is adequate; however, the ultimate liability may be in excess of or less than the amounts provided.
Repurchase Reserve
The Company has exposure to potential mortgage loan repurchases and indemnifications in its capacity as a seller of mortgage loans. The estimation of the liability for probable loss related to repurchase and indemnification obligations considers: (i) specific, nonperforming loans where the Company has received a repurchase or indemnification request and believes it will be required to repurchase the loan or indemnify the investor for any losses; and (ii) an estimate of probable future repurchase or indemnification obligations for standard representation and warranty provisions, early payment defaults, or other recourse obligations. The Company establishes an initial reserve at fair value for expected losses relating to loan sales at the date the loans are derecognized from the Consolidated Statements of Financial Condition, which is recorded as a component of gain (loss) on sale and other income from loans held for sale, net, in the Consolidated Statements of Operations.
Warrant Liability
The Company accounts for warrants for the Company’s Class A Common Stock at fair value within payables and other liabilities in the Consolidated Statements of Financial Condition because the warrants do not meet the criteria for classification within equity. The warrants are subject to remeasurement at each statement of financial condition date and any change in fair value is recognized within other, net, in the Consolidated Statements of Operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the warrants.
Tax Receivable Agreement Obligation
In connection with the Business Combination, concurrently with the Closing, the Company entered into Tax Receivable Agreements ("TRA") with certain owners of FoA Equity prior to the Business Combination (the "TRA Parties"). The TRA generally provide for payment by the Company to the TRA Parties of 85% of the cash tax benefits, if any, that the Company is deemed to realize (calculated using certain simplifying assumptions) as a result of (i) tax basis adjustments as a result of sales and exchanges of units in connection with or following the Business
Combination and certain distributions with respect to units, (ii) the Company’s utilization of certain tax attributes attributable to Blackstone Tactical Opportunities Associates - NQ L.L.C., a Delaware limited partnership, shareholders ("Blocker GP"), and (iii) certain other tax benefits related to entering into the TRA, including tax benefits attributable to making payments under the TRA. These tax basis adjustments generated over time may increase (for tax purposes) the depreciation and amortization deductions available to the Company and, therefore, may reduce the amount of U.S. federal, state and local tax that the Company would otherwise be required to pay in the future, although the Internal Revenue Service may challenge all or part of the validity of that tax basis, and a court could sustain such challenge. The tax basis adjustments upon sales or exchanges of units for shares of Class A Common Stock and certain distributions with respect to Class A LLC Units may also decrease gains (or increase losses) on future dispositions of certain assets to the extent tax basis is allocated to those assets. Actual tax benefits realized by the Company may differ from tax benefits calculated under the Tax Receivable Agreements as a result of the use of certain assumptions in the TRA, including the use of an assumed weighted average state and local income tax rate to calculate tax benefits.
The payments under the TRA are not conditioned upon continued ownership of FoA or FoA Equity by the Continuing Unitholders.
The Company accounts for the effects of these increases in tax basis and associated payments under the TRA arising from exchanges in connection with the Business Combination as follows:
•records an increase in deferred tax assets for the estimated income tax effects of the increases in tax basis based on enacted U.S. federal and state tax rates at the date of the exchange;
•to the extent we estimate that the Company will not realize the full benefit represented by the deferred tax asset, based on an analysis that will consider, among other things, our expectation of future earnings, the Company reduces the deferred tax asset with a valuation allowance; and
•initial measurement of the obligations was at fair value on the date of the Business Combination, and is remeasured at fair value each reporting period, with any changes in fair value recognized in other, net, in the Consolidated Statements of Operations.
The Company records obligations under the TRA resulting from exchanges subsequent to the Business Combination, as they occur, at the gross undiscounted amount of the expected future payments as an increase to the liability along with the deferred tax asset and valuation allowance (if any) with an offset to additional paid-in capital. If the Company determines that it is no longer probable that a related contingent payment will be required based on expected future cash flows, a reversal of the liability is recorded through earnings. During 2022, the Company determined that the contingent liability portion of the TRA obligation is no longer probable of occurring, which is consistent with the Company’s need to record the associated valuation allowance against the deferred tax assets (for more information regarding the valuation allowance see Note 28 - Income Taxes), and has recorded an adjustment through other, net, in the Consolidated Statements of Operations to release the previously estimated contingent TRA liabilities.
As of December 31, 2022 and December 31, 2021, the Company had a liability of $3.8 million and $34.6 million, respectively, which is included in deferred purchase price liabilities within payables and other liabilities in the Consolidated Statements of Financial Condition.
Notes Payable, Net
The Company accounts for outstanding notes payable in accordance with ASC 470, Debt. Notes payable are carried at amortized cost. Issuance costs, premiums, and discounts are capitalized as part of the notes payable balance and amortized to interest expense in the Consolidated Statements of Operations over the outstanding life of the note using the effective interest method.
Reinsurance
The Company writes direct premiums and cedes reinsurance with other insurance companies in the normal course of business. Ceded insurance is comprised of excess-of-loss treaties, which protect against losses over defined amounts. The Company remains liable to the insured for claims under ceded insurance policies in the event the assuming insurance companies are unable to meet their obligations under these contracts. Reinsurance is recorded as a contra-revenue within fee income in discontinued operations.
Comprehensive Income (Loss)
Recognized revenue, expenses, gains, and losses are included in operations. Certain changes in assets and liabilities, such as foreign currency translation adjustments, are reported as a separate component in the Consolidated Statements of Equity. Such items, along with net income and losses, are components of comprehensive income (loss).
The components of other comprehensive income (loss) are reported in the Consolidated Statements of Comprehensive Income (Loss). For the years ended December 31, 2022, 2021, and 2020, the only component of other comprehensive income (loss) was foreign currency translation adjustments, arising from translation of the foreign branch accounts in Manila, Philippines.
Foreign Currency
The functional currency of the Company’s international branch is the Philippine peso. Foreign currency denominated assets and liabilities are translated into United States dollars using the exchange rates in effect at the dates of the Consolidated Statements of Financial Condition. Results of operations and cash flows are translated using the average exchange rates throughout the period. The resulting exchange rate translation adjustments are included as a component of equity in accumulated other comprehensive income (loss).
Revenue Recognition
The Company derives its revenues principally from gains on origination and sale of loans, including revenue fees collected from the borrower at closing, loan servicing fees, fair value gains on originated mortgage loans, net of changes in fair value associated with outstanding HMBS and other nonrecourse obligations, other fee income, and net interest income on loans.
Net gains on loans held for sale include realized and unrealized gains and losses on loans held for sale, interest rate lock commitments, and related derivatives. The Company sells mortgage loans into the secondary market, including sales to the GSEs on a servicing-released basis, where the loans are sold to an investor with the associated MSR transferred to the investor or to a separate third party investor. In addition, the Company may opportunistically sell loans on a servicing-retained basis, where the loan is sold and the rights to service that loan are retained. Unrealized gains and losses include fair value gains and losses resulting from changes in fair value in the underlying mortgages, interest rate lock commitments, related derivatives, and retained MSR, from the time of origination to the ultimate sale of the loan or other settlement of those financial instruments.
Monthly servicing revenue represents income derived by the Company in relation to the servicing of loans. Interest income reflects interest earned on loans held for sale by the Company prior to sale on the secondary market. The interest income collected on such loans is reported net of the interest expense incurred while the loans are carried on the Company’s warehouse lines.
Interest income is recognized using the interest method. Loans are placed on non-accrual status when any portion of the principal or interest is 90 days past due or earlier if factors indicate that the ultimate collectability of the principal or interest is not probable. Interest received from loans on non-accrual status is recorded as income when collected. Loans return to accrual status when the principal and interest become current and it is probable that the amounts are fully collectible.
The majority of revenue generated by the Company in connection with originations and servicing are not within the scope of ASC 606, Revenue from Contracts with Customers ("ASC 606").
Based on its evaluation of loan origination fees, the Company has determined that loan origination fees are recorded in fee income in the Consolidated Statements of Operations when a loan is successfully funded, with the related costs recognized in general and administrative expenses when incurred.
The primary components of fee income consist of the following:
Loan Servicing Fees
Loan servicing income represents recurring servicing and other ancillary fees earned for servicing mortgage loans owned by investors. Servicing fees received for servicing mortgage loans owned by investors are based on a stipulated percentage of the outstanding monthly principal balance on such loans, or the difference between the weighted average yield received on the mortgage loans and the amount paid to the investor, less guaranty fees and interest on curtailments. Loan servicing income is receivable only out of interest collected from mortgagors and is recorded as income when collected. Late charges and other miscellaneous fees collected from mortgagors are also recorded as income when collected and are included as a component of fee income in the Consolidated Statements of Operations.
In addition to the fees earned from customers, we recognize the gains or losses from changes in fair value of MSR after the sale of the underlying mortgage loans as a component of fee income. To hedge against volatility in the fair value of certain MSR, we enter into various derivative agreements, which may include but are not limited to interest rate swaps and futures contracts. Changes in the fair value of such derivative instruments and the related hedging gains and losses are also included as a component of fee income.
Loan Origination Fees
Loan origination fees are recorded in fee income in the Consolidated Statements of Operations when earned, with the related costs recognized in general and administrative expenses when incurred at the date of origination.
The Company collects from the borrower certain amounts, including underwriting fees, credit reporting fees, loan administration, and appraisal fees. The Company has determined that it is primarily responsible for fulfillment and acceptability for these services, and has discretion in setting the price to the borrower, and therefore these fees should be recognized gross as the Company is the principal for the specified goods and services performed.
In addition to the fees above, the Company also acts as agent for certain services for its customers. These services include obtaining flood certification, credit reporting, and inspection fees. In these transactions, the Company will facilitate the providing of the goods or services to prospective borrowers, and collects these amounts from the borrower prior to the services being provided. These amounts are included as a component of fee income within discontinued operations.
ANTIC, a subsidiary of the Company, issues title insurance products through a network of title insurance agents throughout the country. Title insurance is a product providing coverage to parties within a real estate transaction according to the respective state regulatory bodies in the United States of America. Insurance premium revenue is recognized in discontinued operations from title insurance contracts when the title agents report the issuance of a title insurance policy. The revenue stream falls under Accounting Standards Update ("ASU") 2016-20, Issue 5: Scope of Topic 606 11, which is excluded from ASC 606, Revenue from Contracts with Customers. The scope exceptions to ASC 606 clarify that all contracts within the scope of Topic 944, Financial Services-Insurance, are excluded from the scope of Topic 606. Therefore, ANTIC is considered under Insurance Contracts within the scope of ASC 944-605 which reflects premiums from title insurance contracts shall be considered due from policyholders and, accordingly, recognized as revenue on the effective date of the insurance contract because most of the services associated with the contract have been rendered by that time. However, the binder date is appropriate if the insurance entity is legally or contractually entitled to the premium on the binder date.
The Company recognizes revenues from services provided in accordance with the five-step process outlined in ASC 606. Revenue is recognized when the performance obligations have been satisfied by transferring control of a product or service to a customer in an amount that reflects the consideration that the Company expects to receive. This revenue can be recognized at a point in time or over time.
Other Fee Income
Title and Closing Services: The Company generates revenue by providing title agent and closing services for lenders in connection with loan closings. Specific fees are specified within each lenders/financial institutions’ agreements. While the services are generally performed over a 90-day time frame leading up to and finalized before the date of loan closing, no fees are earned and recorded unless the loan closing occurs. Net fees are issued to the Company at the time of the respective loan closing. The specific good and/or service provided to the customer is the issuance of title insurance policy. The risk in the title issuance lies mostly with the title underwriter of the insurance policy and less on the Company, as the agent, thus the Company determined within step 5 of ASC 606 that the Company does not control the goods or service before it is transferred to the customer. The Company recognizes net revenue at a point in time using the output method, specifically as services are completed in connection with the performance of said obligations. There are two performance obligations, the first is the search and examination of the title of a property, which is performed by the Company on behalf of the underwriter. The second is the issuance of a title insurance policy, which is performed by an independent underwriter. The transaction price is allocated between the performance obligations based on the terms of the transaction agreement. These amounts are included as a component of fee income in discontinued operations.
Settlement, Appraisal, and Other Services: Settlement, appraisal, and other services include specific real estate transaction services provided to customers to facilitate the origination of mortgage loans. Revenue is recognized when the performance obligations have been satisfied by transferring control of a product or service to a customer in an amount that reflects the consideration that the Company expects to receive. The Company recognizes gross revenue at a point in time using the output method, specifically as services are completed in connection with the performance of said obligations.
The Company earns appraisal revenue through the one performance obligation of managing the appraisal process for a consumer to obtain an independent valuation of a property to be mortgaged. The appraisal management company maintains a pool of qualified appraisers, who on behalf of the lender provide an appraisal report for a property. Gross revenue is earned and recognized at a point in time using the output method when each appraisal is performed and completed. These amounts are included as a component of fee income in discontinued operations.
There are no variable consideration or significant judgments or estimates when revenue is recognized for this stream in accordance with ASC 606.
Transactional Revenue: The Company generates revenue through loan processing activities for in-school students and refinancing existing student loans. Transaction fees are considered revenue from contracts with customers. The Company receives transaction fees for the performance obligation of providing loan application processing and loan facilitation services for the issuing banks. The Company records revenue over time using the output method, specifically when certain milestones are reached in connection with the performance of said obligations. These amounts are included as a component of fee income in discontinued operations.
Hedge Advisory Services: The Company provides certain valuation and advisory services, which include the development and implementation of a MSR hedging framework, for various independent mortgage banks. Pursuant to these agreements or other governing documents, the Company's maintenance fee (the "maintenance fee") will generally vary between 0.05% and 0.25% of the assets under management per month. The maintenance fee is typically calculated and paid monthly and recognized in the Consolidated Statements of Operations in the period services are provided. In addition to the Company's maintenance fee, the Company may also be entitled to receive incentive compensation (the "at-risk fee") tied to the performance of the MSR portfolio, which will generally vary between 5% and 15% of net gains. The at-risk fee is typically calculated and paid monthly. The Company recognizes gross revenues over time utilizing the output method. These amounts are included as a component of fee income in the Consolidated Statements of Operations.
Other advisory fees: In addition to the management fee and incentive fee, the Company may also receive expense reimbursements from its clients in accordance with applicable advisory or sub-advisory agreements and other governing documents. These may include but are not limited to, reimbursement for expenses associated with legal entity formation and capital raising activities, initial public offering costs, and expenses, fund administration costs, professional fees, securitization costs, custodian and transfer agent costs, and certain other out-of-pocket expenses. To the extent such reimbursements are provided, the Company recognizes these amounts as a component of fee income in the Consolidated Statements of Operations. The Company recognizes gross revenues over time utilizing the output method.
MSR Trade Broker: The Company's one performance obligation for these services is providing brokerage services to its clients. Services include analysis, structuring, marketing, and negotiation of transactions for servicing portfolios in the secondary market. The Company earns revenue based on fees resulting from the trade of MSR assets. Trading of MSR assets is done in two ways: 1) co-issue, flow arrangement for the exit of a pipeline on a per loan basis, and 2) bulk, sale of an entire MSR portfolio. Fees on these brokered trades are based upon a dollar per loan or basis points on UPB of underlying loans. Fees are defined in agreements with clients. Service is completed at the settlement date. The Company recognizes gross revenue at a point in time when the services are performed utilizing the output method. These amounts are included as a component of fee income in the Consolidated Statements of Operations.
OAS and MSR Valuation Services: The Company has one performance obligation for these services which is providing the analytic valuation services specified in the client-specific statement of work. Services are rendered when valuation results are complete and delivered to the client. The Company recognizes gross revenue at a point in time in which the services are performed using the output method. These amounts are included as a component of fee income in the Consolidated Statements of Operations.
Contract Balances
A contract asset balance occurs when an entity performs a service for a customer before the customer pays consideration (resulting in a contract receivable) or before payment is due (resulting in a contract asset). A contract liability balance is an entity’s obligation to transfer a service to a customer for which the entity has already received payment (or payment is due) from the customer. The Company’s non-interest revenue streams are largely based on transactional activity, or standard month-end revenue accruals. Consideration is often received immediately or shortly after the Company satisfies its performance obligation and revenue is recognized. The Company does not typically enter into long-term revenue contracts with customers and, therefore, does not experience significant contract balances. The Company did not have any significant contract balances as of December 31, 2022 and 2021.
The Company has other revenue streams that are considered insignificant to the overall business. These services are negotiated with customers based on separate contracts for each of the respective services. These revenue streams are also recognized over time using the output method and contain only one performance obligation. There is no significant variable consideration or significant judgments or estimates when revenue is recognized for the Company's revenue streams in accordance with ASC 606.
Transfers of Financial Assets
Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (i) the assets have been isolated from the Company, put presumptively beyond the reach of the entity, even in bankruptcy, (ii) the transferee (or if the transferee is an entity whose sole purpose is to engage in securitization and that entity is constrained from pledging or exchanging the assets it receives, each third party holder of its beneficial interests) has the right to pledge or exchange the transferred financial assets, and (iii) the Company or its agents does not maintain effective control over the transferred financial assets or third party beneficial interest related to those transferred assets through an agreement to repurchase them before their maturity.
When the Company determines that control over the transfer of financial assets has been surrendered, the transaction will be accounted for as a sale in which the underlying mortgage loans are derecognized, and a corresponding gain recorded equal to the proceeds of the cash and any other beneficial interest retained by the Company, less the carrying balance of the transferred mortgage loans. Upon completion of the sale, the recorded gains and losses are reflected in gain (loss) on sale and other income from loans held for sale, net, in the Consolidated Statements of Operations.
Whenever the requirements for sale treatment have not been met due to control over the transferred financial assets not being surrendered, the transferred loans will continue to be held as mortgage loans held for investment, subject to nonrecourse debt, at fair value, and an associated liability is recorded in nonrecourse debt, at fair value, in the Consolidated Statements of Financial Condition.
Equity-Based Compensation
Equity-based compensation with service conditions made to employees is measured based on the grant date fair value of the awards and recognized as compensation expense over the period during which the recipient is required to perform services in exchange for the award (the requisite service period). The Company has elected to use a straight-line attribution method for recognizing compensation costs relating to awards that have service conditions only. Forfeitures are recorded as they occur.
For equity-based compensation where there are market conditions as well as service conditions to vesting, the grant date fair value of the awards is recognized as compensation expense using the graded-vesting method over the requisite service period for each separately vesting tranche of the award as if they were multiple awards.
Advertising Costs
Advertising costs are expensed as incurred. For the year ended December 31, 2022, the Company recorded $13.0 million in advertising expense. For the Successor period from April 1, 2021 to December 31, 2021 and Predecessor period from January 1, 2021 to March 31, 2021, the Company recorded $9.3 million and $2.7 million in advertising expense, respectively. For the year ended December 31, 2020, the Company recorded $12.5 million in advertising and related expenses, which are included in general and administrative expenses in the Consolidated Statements of Operations for all periods.
Income Taxes
Prior to the Business Combination, a portion of FoA Equity’s earnings were subject to certain U.S. federal and state taxes. Subsequent to the Business Combination, the portion of earnings allocable to FoA is subject to corporate level tax rates at the federal, state, and local levels. Therefore, the amount of income taxes recorded prior to the Business Combination are not representative of the expenses expected subsequent to the Business Combination.
The computation of the effective tax rate and provision (benefit) at each period requires the use of certain estimates and significant judgments including, but not limited to, the expected operating income for the year, projections of the proportion of income that is subject to tax, permanent differences between the Company’s GAAP earnings and taxable income, and the likelihood of recovering deferred tax assets existing as of the statement of financial condition date. The estimates used to compute the provision (benefit) for income taxes may change throughout the year as new events occur, additional information is obtained or as tax laws and regulations change. Accordingly, the effective tax rate for future periods may vary materially.
The Company accounts for income taxes pursuant to the asset and liability method, which requires it to recognize current tax liabilities or receivables for the amount of taxes it estimates are payable or refundable for the current year, deferred tax assets and liabilities for the expected future tax consequences attributable to temporary differences between the financial statement carrying amounts and their respective tax bases of assets and liabilities and the expected benefits of net operating loss and credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period enacted. A valuation allowance is provided when it is more likely than not that a portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which related temporary differences become deductible.
The benefit of tax positions taken or expected to be taken in the Company’s income tax returns is recognized in the financial statements if such positions are more likely than not of being sustained upon examination by taxing authorities. Differences between tax positions taken or expected to be taken in a tax return and the benefit recognized and measured pursuant to the interpretation are referred to as "unrecognized benefits." A liability is recognized (or amount of net operating loss carryover or amount of tax refundable is reduced) for an unrecognized tax benefit because it represents a potential future obligation to the taxing authority for a tax position that was not recognized. Interest costs and related penalties related to unrecognized tax benefits are required to be calculated, if applicable. Interest costs and related penalties associated with tax matters are recognized as general and administrative expenses.
Contingencies
The Company evaluates contingencies based on information currently available and will establish accruals for those matters when a loss contingency is considered probable, and the related amount is reasonably estimable. For matters where a loss is believed to be reasonably possible but not probable, no accrual is established, but the nature of the loss contingency and an estimate of the reasonably possible range of loss in excess of amounts accrued, when such estimate can be made, is disclosed. In deriving an estimate, the Company is required to make assumptions about matters that are, by their nature, highly uncertain. The assessment of loss contingencies, including legal contingencies, involves the use of critical estimates, assumptions, and judgments. Whenever practicable, the Company consults with outside experts, including legal counsel and consultants, to assist with the gathering and evaluation of information related to contingent liabilities. It is not possible to predict or determine the outcome of all loss contingencies. Accruals are periodically reviewed and may be adjusted as circumstances change. See Note 24 - Commitments and Contingencies for further discussion.
Seller Earnout
The equity owners of FoA Equity prior to the Closing are entitled to receive an earnout exchangeable for Class A Common Stock if, at any time during the six years following Closing, the volume-weighted average price (the “VWAP”) of Class A Common Stock with respect to a trading day is greater than or equal to $12.50 for any 20 trading days within a consecutive 30-trading-day period ("First Earnout Achievement Date"), 50% of the earnout units issued to sellers (in conjunction with the Sponsor shares defined below, the “Earnout Securities”) will be issued; and if, at any time during the six years following Closing, the VWAP is greater than or equal to $15.00 for any 20 trading days within a consecutive 30-trading-day period ("Second Earnout Achievement Date"), the remaining 50% of the Earnout Securities will be issued.
The seller earnout is accounted for as contingent consideration and classified as equity. The seller earnout was measured at fair value upon the consummation of the Business Combination, the date of issuance, and is not subsequently remeasured. The settlement of the seller earnout will be accounted for within equity if and when the First or Second Earnout Achievement Date occurs.
Sponsor Earnout
The Company classified the Sponsor Earnout Agreement as an equity transaction measured at fair value upon the consummation of the Business Combination, the date of issuance, and is not subsequently remeasured. Additionally, the settlement of the Sponsor Earnout Agreement will be accounted for within equity if and when the First or Second Sponsor Earnout Achievement Date occurs. See Note 37 - Equity for additional information.
Noncontrolling Interest
Noncontrolling interest represents the Company's noncontrolling interest in consolidated subsidiaries which are not attributable, directly or indirectly, to the controlling Class A Common Stock ownership of the Company. Net income (loss) is reduced by the portion of net income (loss) that is attributable to noncontrolling interests as well as special allocations related to the Amended and Restated Long-Term Incentive Plan (“A&R MLTIP”) as defined in the FoA Equity LLC Agreement.
Earnings Per Share
Basic net loss per share is based on the weighted average number of shares of Class A Common Stock issued and outstanding during the Successor periods. Diluted net loss per share is based on the weighted average number of shares of Class A Common Stock issued and outstanding and the effect of all dilutive common stock equivalents and potentially dilutive equity-based compensation awards outstanding during the Successor periods.
For the Predecessor periods, FoA Equity's capital structure consisted of a single class of outstanding membership units which were held by one member, UFG. Therefore, the Company omitted earnings per unit for the Predecessor periods presented due to the limited number of LLC unit holders.
Reclassifications
Certain amounts from the prior year consolidated financial statements have been reclassified to conform to the current year financial presentation.
Recently Issued Accounting Guidance, Not Yet Adopted as of December 31, 2022

Standard	Description	Date of Planned Adoption	Effect on Consolidated Financial Statements
ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting

ASU 2021-01, Reference Rate Reform (Topic 848): Codification Clarification

ASU 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848	The amendments in this Update provide temporary optional expedients and exceptions for applying GAAP to contract modifications and hedging relationships, subject to meeting certain criteria, that reference London Inter-Bank Offered Rate ("LIBOR") or other interbank offered rates expected to be discontinued.

In January 2021, FASB issued an Update which refines the scope of Topic 848 and clarifies the guidance issued to facilitate the effects of reference rate reform on financial reporting. The amendment permits entities to elect certain optional expedients and exceptions when accounting for derivative contracts and certain hedging relationships affected by changes in the interest rates used for discounting cash flows, computing variation margin settlements and calculating price alignment interest in connection with reference rate reform activities.

In December 2022, the FASB issued ASU 2022-06 that defers the sunset date for applying the reference rate reform relief in Topic 848 to December 31, 2024 (originally December 31, 2022), thereby extending the period over which entities can apply the guidance in ASU 2020-04, which provides “optional expedients and exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference LIBOR or another reference rate expected to be discontinued.”	TBD	This ASU is effective from March 12, 2020 through December 31, 2024.

The Company continues to monitor the impact associated with reference rate reform, and will apply the amendments in these updates to account for contract modifications due to changes in reference rates once those occur. The adoption of this standard is not expected to have a material impact on our consolidated financial statements and related disclosures.
ASU 2021-08, Business Combinations (Topic 805) Accounting for Contract Assets and Contract Liabilities from Contracts with Customers	In October 2021, the FASB issued ASU 2021-08 to improve the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to the following: (1) Recognition of an acquired contract liability and (2) Payment terms and their effect on subsequent revenue recognized by the acquirer.
                                                                                                                                  The amendments in this ASU require that an entity (acquirer) recognize, and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts.

The amendments in this ASU do not affect the accounting for other assets or liabilities that may arise from revenue contracts with customers in accordance with Topic 606, such as refund liabilities, or in a business combination, such as customer-related intangible assets and contract-based intangible assets.	January 1, 2023	This ASU is effective for all business combinations occurring after January 1, 2023.
The adoption of this standard is not expected to have a material impact on our consolidated financial statements and related disclosures.

Standard	Description	Date of Planned Adoption	Effect on Consolidated Financial Statements
ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions	The amendments in this Update clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The amendments in this Update also require the following disclosures for equity securities subject to contractual sale restrictions:

1. The fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet
2. The nature and remaining duration of the restriction(s)
3. The circumstances that could cause a lapse in the restriction(s).	January 1, 2024	This ASU is effective for fiscal years beginning after December 15, 2023.

The adoption of this standard is not expected to have a material impact on our consolidated financial statements and related disclosures.